Goodwill	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Goodwill
Goodwill

As at	Dec 31, 2017	Dec 31, 2016
Opening balance	707,930	824,529
Measurement period adjustment	—	23,427
Impairment	(509,478)	(3,062)
Impact of foreign exchange	46,505	(136,964)
Total	244,957	707,930

A segment-level summary of the goodwill allocation is presented within Note 23.

In accordance with the Company's accounting policy, the carrying value of goodwill is assessed annually as well assessed for impairment triggers at each reporting date to determine whether there exists any indicators of impairment.

When there is an indicator of impairment of non-current assets within a CGU or group of CGUs containing goodwill, the Company tests the non-current assets for impairment first and recognizes any impairment loss on goodwill before applying any remaining impairment loss against the non-current assets within the CGU.

Summary of Impairments

For the year ended December 31, 2017, the Company recorded goodwill impairment losses of $509,478 (2016 - $nil; 2015 - $nil) associated with the Concordia International segment and $nil (2016 - $3,062; 2015 - $nil) associated with the Concordia North America segment.

Second quarter of 2017

During the second quarter of 2017, the Company identified a triggering event requiring the Company to perform goodwill impairment testing within the Concordia International segment. The triggering event was primarily the result of events and conditions that triggered impairments on intangible assets, including acquired product rights and IPR&D, and associated revised forecasts on products as a result of on-going market competitive pressures. As a result of the impairment testing performed, the Company recorded an impairment loss of $509,478 on goodwill associated with the Concordia International segment.

The Company recorded an impairment charge using a fair value less costs of disposal model, in the statement of loss for the second quarter of 2017. The calculation of recoverable amount of the Concordia International group of CGUs was determined using discounted cash flow projections based on financial forecasts approved by management (level 3 of fair value hierarchy) and a terminal growth assumption of 1.5%. The key assumptions and estimates used in determining the fair value are related to revenue and gross margin assumptions, which are based on the financial forecasts, estimated revenue growth rates, working capital assumptions and a discount rate of 13%. As a result of the impairment testing performed, it was determined that the recoverable amount of the Concordia International group is $1,391,428.

The recoverable amount would decrease by $54,345 if the discount rate were to increase by 0.5%, and would increase by $59,303 if the discount rate were to decrease by 0.5%. The recoverable amount would have increased by $37,571 if the terminal growth rate were increased by 0.5%, and would have decreased by $34,423 if the terminal growth rate were decreased by 0.5%.

Third quarter of 2016

During the third quarter of 2016, the Company identified a triggering event requiring the Company to perform goodwill impairment testing. The triggering event was mainly the result of the decline of the Company's share price through to September 30, 2016, which was reflective of the reduced earnings in the Concordia North America segment. As a result of the impairment testing performed, the Company recorded an impairment loss of $3,062 during the third quarter of 2016, representing the entire remaining amount of goodwill associated with CPI.

Annual Impairment Test

The Company completed its annual goodwill impairment testing on the goodwill remaining in the Concordia International group of CGUs and the Orphan Drugs group of CGUs, which have goodwill carrying values of $216,991 and $27,966, respectively. The recoverable amount of the Concordia International group of CGUs was calculated using fair value less costs of disposal ("FVLCD"), and the Orphan Drugs group of CGUs recoverable amount was calculated based on value in use ("VIU").

Concordia International

The calculation of recoverable amount of the Concordia International group of CGUs was determined using discounted cash flow projections based on financial forecasts approved by management covering a five-year period (level 3 of fair value hierarchy) and a terminal growth assumption of 1.5%. The key assumptions and estimates used in determining the FVLCD are related to revenue and gross margin assumptions, which are based on the most recently approved financial forecasts and assumed growth rates, working capital assumptions, the effective tax rate of 13% and the discount rate of 13% applied to the cash flow projections. As a result of the impairment testing performed, it was determined that the recoverable amount of the Concordia International group of CGUs of $1,437,317 exceeded the carrying value of the Concordia International group of CGUs of $1,397,928.

The recoverable amount would decrease by $58,333 if the discount rate were to increase by 0.5%, and would increase by $63,729 if the discount rate were to decrease by 0.5%. If the terminal growth rate were to increase or decrease by 0.5%, the recoverable amount would increase by $41,705, or decrease by $38,169, respectively.

Orphan Drugs

The calculation of recoverable amount of the Orphan Drugs group of CGUs (which forms part of the Concordia North America segment) was determined using discounted cash flow projections based on financial budgets approved by management covering a five-year period (level 3 of fair value hierarchy). The key assumptions and estimates used in determining the VIU are related to revenue and gross margin assumptions, which are based on the financial forecast and assumed growth rates, and the discount rate of 20% applied to the cash flow projections. As a result of the impairment testing performed, it was determined that the recoverable amount of the Orphan Drugs group of CGUs of $72,097 exceeded the Orphan Drugs group of CGUs carrying value of $54,894.

The recoverable amount of the Orphan Drugs group of CGUs would decrease by $2,315 if the discount rate were to increase by 0.5%, and would increase by $2,445 if the discount rate were to decrease by 0.5%. If the terminal growth rate were to increase or decrease by 0.5%, the recoverable amount would increase by $1,042, or decrease by $992, respectively.